PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended			6 Months Ended								6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Jun. 30, 2014 Computer [Member]	Dec. 31, 2013 Computer [Member]	Dec. 31, 2012 Computer [Member]	Jun. 30, 2014 Furniture [Member]	Dec. 31, 2013 Furniture [Member]	Dec. 31, 2012 Furniture [Member]	Jun. 30, 2014 Office Building [Member]	Dec. 31, 2013 Office Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 86,051	$ 505,316	$ 86,051			$ 44,443	$ 32,035	$ 32,035	$ 54,015	$ 54,016	$ 54,016	$ 406,858
Less depreciation	(48,040)	(58,869)	(26,559)
Property and equipment, net	$ 38,011	$ 446,447	$ 59,492
Property and equipment, estimated useful life	3 years			3 years	5 years							40 years